Other Income - Additional information (Details) £ in Thousands	Jun. 30, 2022 GBP (£) grant	Dec. 31, 2021 GBP (£)
Other Income [Line Items]
Number of grants operated | grant	3
Grant one
Other Income [Line Items]
Grants, maximum amount receivable	£ 1,191
Grants, cumulative amount received	248	£ 248
Grant two
Other Income [Line Items]
Grants, maximum amount receivable	3,098
Grants, cumulative amount received	2,932	2,285
Grant three
Other Income [Line Items]
Grants, maximum amount receivable	2,086
Grants, cumulative amount received	£ 1,252	£ 1,252